Non-controlling interests (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Jul. 31, 2023
Non-controlling interests [abstract]
Acquisition percentage			34.66%
Ownership interest	19.84%	22.95%